FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Financial liabilities by category (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Amortized cost
Financial liabilities by category
Financial liabilities	$ 380,385,091	$ 419,463,134
Fair value
Financial liabilities by category
Financial liabilities	1,294,396	4,218,822
Trade and other payables | Amortized cost
Financial liabilities by category
Financial liabilities	140,023,626	141,779,322
Trade and other payables | Fair value
Financial liabilities by category
Financial liabilities	1,035,746	3,135,008
Borrowings | Amortized cost
Financial liabilities by category
Financial liabilities	123,968,071	157,926,152
Borrowings | Fair value
Financial liabilities by category
Financial liabilities	251,120
Secured notes | Amortized cost
Financial liabilities by category
Financial liabilities	104,354,169	102,270,445
Lease liability | Amortized cost
Financial liabilities by category
Financial liabilities	10,883,102	16,411,981
Consideration for acquisition | Amortized cost
Financial liabilities by category
Financial liabilities	1,156,123	1,075,234
Consideration for acquisition | Fair value
Financial liabilities by category
Financial liabilities	$ 7,530	$ 1,083,814